Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure:
Organization, Consolidation and Presentation of Financial Statements Disclosure

Note 1 – Nature and Continuance of Operations

The Company was incorporated in the State of Nevada on February 20, 2007. The Company is considered an exploration stage company since its formation, and the Company has not yet realized any revenues from its planned operations.  The Company is primarily focused on the exploration, acquisition and development of mining and mineral properties.  Upon the location of commercially minable reserves, the Company plans to prepare for mineral extraction and enter the development stage.

On May 24, 2007, the Company had acquired a mineral property located in Elko County, within the state of Nevada. The Company was not able to determine whether this property contained reserves that were economically recoverable. The Company has ceased their attempts at developing this property.

On February 11, 2010, the Company amended its articles of incorporation. The articles of incorporation were amended for the purposes of (1) changing the name of the registrant to Liberty Silver Corp, and (2) increasing the authorized shares of the Company from 75,000,000 shares of $0.001 par value common stock to 200,000,000 shares of $0.001 par value common stock.

On March 29, 2010, the Company entered into an Exploration Earn-In Agreement (the “Agreement”) with AuEx Ventures, Inc., a Nevada corporation.

The Agreement relates to the Trinity Silver property (the “Property”) located in Pershing County, Nevada, which consists of a total of approximately 10,600 acres, including 5,700 acres of fee land and 240 unpatented mining claims.

The Company is reviewing other potential acquisitions in the mineralized material and non-mineralized material sectors. While the Company is in the process of completing due diligence reviews of several opportunities, there is no guarantee that we will be able to reach any agreement to acquire such assets.